Leases (Details) - Schedule of Lease Costs - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating leases:
Operating lease cost	$ 110,885	$ 461,991	$ 930,913	$ 917,324
Variable lease cost	84,401	340,925	637,016	545,220
Total lease cost	$ 195,286	$ 802,916	1,567,929	1,462,544
Cash paid for amounts included in the measurement of lease liabilities			933,221	906,040
Right-of-use assets, net			2,189,565	2,846,041
Operating lease liabilities, current			769,092	672,374
Operating lease liabilities, non-current			1,575,499	2,344,590
Total operating lease liabilities			$ 2,344,591	$ 3,016,964
Weighted-average remaining lease term of operating leases (in years)			2 years 9 months	3 years 9 months
Weighted-average discount rate for operating leases			9.60%	9.60%